Prepaid Expenses and Other Assets	12 Months Ended
Dec. 31, 2011
Prepaid Expense and Other Assets [Abstract]
Prepaid Expenses and Other Assets

Note 6—Prepaid Expenses and Other Assets

Prepaid expenses and other assets at December 31, 2011 and 2010 consisted of the following:

	December 31,
(Dollar amounts in thousands)	2011	2010

Taxes other than income	$2,543	$1,930
Software licenses and maintenance contracts	5,967	5,864
Prepaid income taxes	9,732	102
Postage	709	922
Insurance	1,104	1,429
Deferred project costs	647	918
Derivative assets	—	4,960
Other	824	1,404

	$21,526	$17,529

Derivative Asset

The agreement to purchase CONTADO and Serfinsa qualified as a freestanding derivative and, as such, the Company recorded the option at its fair value of $6.7 million as of the Merger date. At December 31, 2010, the fair value of the derivative amounted to $4.0 million. The impact of the change in the fair value of this derivative was included within the other (expenses) income caption in the accompanying consolidated statement of income.

The Merger Agreement required Popular to pay to Holdings an amount equal to the after tax proceeds of any dividends received by Popular or any of its affiliates with respect to any equity interest in CONTADO or Serfinsa during the right of first refusal period (the “Dividend Agreement”). Any payments received by Holdings in conjunction with the Dividend Agreement were required to be contributed by Holdings to EVERTEC. The Dividend Agreement qualified as a freestanding derivative. The derivative’s fair value at the Merger date was zero. During December 2010, the Company received approximately $1.5 million from Popular related to the Dividend Agreement. The amount received was recorded as a reduction to the derivative asset at that time. At December 31, 2010, the fair value of the derivative amounted to $0.9 million, the fair value adjustment to the derivative asset amounted to $2.5 million and was included within the other (expenses) income caption in the accompanying consolidated statement of income.

The derivatives were settled on March 31, 2011. For the year ended December 31, 2011, the resulting loss of $1.2 million from settlement of the derivatives was recorded on the other (expenses) income caption in the accompanying consolidated statement of income.

See Note 3 for additional information regarding CONTADO and Serfinsa.